Annual Fund Operating Expenses - ProShares Global Listed Private Equity ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.88%
Acquired Fund Fees and Expenses	2.81%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.19%
Fee Waiver/Reimbursement	0.78%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	3.41%

[1]	"Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value ("NAV"). "Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements in the annual report. Therefore, the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Fund's Financial Highlights in the Fund's Prospectus.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.60% through September 30, 2021. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.